Acquisition	12 Months Ended
Dec. 31, 2015
Business Combinations [Abstract]
Acquisition
3.	Acquisition

On December 17, 2014, Pieris, Pieris GmbH and the former shareholders of Pieris GmbH entered into an Acquisition Agreement (the “Acquisition Agreement”). Pursuant to the Acquisition Agreement, the former shareholders of Pieris GmbH contributed all of their equity interests in Pieris GmbH in exchange for 20,000,000 shares of the Company´s common stock, which resulted in Pieris GmbH becoming a wholly owned subsidiary of the Company (the “Acquisition”).

On December 5, 2014, Pieris completed a 2.272727-for-1 forward split of its common stock in the form of a share dividend, with the result that 6,100,000 shares of common stock outstanding immediately prior to the stock split became 13,863,647 shares of common stock outstanding immediately thereafter. Effective as of December 16, 2014, Pieris amended and restated its Articles of Incorporation to, among other things, change its name from Marika Inc. to “Pieris Pharmaceuticals, Inc.” and increase its authorized capital stock from 75,000,000 shares of common stock, par value $0.001 per share, to 300,000,000 shares of common stock, par value $0.001 per share, and 10,000,000 shares of “blank check” preferred stock, par value $0.001 per share. On December 17, 2014, Pieris transferred its pre-Acquisition assets and liabilities to its former majority stockholder, Aleksandrs Sviks, in exchange for the surrender by him and cancellation of 11,363,635 shares of Pieris common stock.

In accordance with FASB, ASC Section 805 entitled “Business Combinations,” Marika Inc. does not meet the definition of a business as it is a non-operating shell company. As a result, the Acquisition has been accounted for as a reverse-merger and recapitalization. Pieris GmbH is the acquirer for financial reporting purposes and Pieris is the acquired company. Consequently, the assets and liabilities and the operations reflected in the historical financial statements prior to the Acquisition are those of Pieris GmbH and are recorded at the historical cost basis of Pieris GmbH, and the consolidated financial statements after completion of the Acquisition include the assets and liabilities and results of operations of the combined Company. Share capital prior to the closing of the Acquisition has been retroactively adjusted to reflect the legal capital of Pieris.